Provisions, contingent liabilities and contingent assets (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provisions, contingent liabilities and contingent assets (Details Text)
PIS and COFINS	R$ 2,489,247	R$ 2,320,261
IRPJ/CSLL on losses of credits	1,614,663	1,913,208
Pension Contributions	1,466,469	1,385,456
INSS Autonomous Brokers	R$ 643,655	901,171
Social security contribution on remunerations paid to third-party service providers	20.00%
Social security contribution on remunerations paid to third-party service providers - Additional	2.50%
INSS - Contribution to SAT	R$ 401,018	374,620
Special Tax Regularization Program (PERT)	241,141
Incentivized Installment Payment Program (PPI-SP)		61,814
PIS process, related to the remuneration of amounts unduly paid	268,729
IRPJ / CSLL on credit losses	408,730
Favorable decision in the process of social security contribution on the remuneration paid to accredited dentists (INSS of Self-employed)	348,820
Reversals of a provisions relating - Process of INSS of the self-employed of the Bradesco Saúde subsidiary		1,081,528
Reversals of a provisions relating - To the Pis process - EC 17		242,242
Reversals of a provisions relating - Offset by the provision for social security contributions on transfers to private pension plans		215,668
The Organization maintains a system to monitor all administrative and judicial proceedings in which the institution is plaintiff or defendant
2006 to 2013 income tax and social contribution, relating to goodwill amortization being disallowed on the acquisition of investments	6,264,741	5,894,504
Fines and disallowances of Cofins loan compensations, released after a favorable decision in a judicial proceeding, where the unconstitutionality of the expansion of the intended calculation base was discussed for revenues other than those from billing (Law no 9,718/98)	4,902,151	3,999,185
Leasing companies' Tax on Services of any Nature (ISSQN), total lawsuits correspond	2,394,087	2,398,185
IRPJ and CSLL deficiency note relating to disallowance of exclusions of revenues from the mark-to-market of securities from 2007 to 2012, differences in depreciation expenses, insufficient depreciation expenses, expenses with depreciation of leased assets, operating expenses and income and disallowance of tax loss compensation	2,431,844	1,653,942
Notifications and disallowances of compensations of PIS and Cofins related to the unconstitutional extension of the basis of calculation intended for other income other than the billing (Law no 9,718/98), from acquired companies	1,399,506	1,317,238
IRPJ and CSLL deficiency notice relating to the disallowance of loan loss deductions	969,713	760,436
IRPJ and CSLL deficiency note	R$ 489,687	R$ 459,962
Contribution
Provisions, contingent liabilities and contingent assets (Details Text)
INSS - Contribution to SAT - Percent	1.00%
Increase to
Provisions, contingent liabilities and contingent assets (Details Text)
INSS - Contribution to SAT - Percent	3.00%